Stock-Based Compensation Plan	6 Months Ended
Jun. 30, 2014
Stock-Based Compensation Plan [Abstract]
Stock-Based Compensation Plan

Note 8. Stock-Based Compensation Plan

Stock-based compensation expense for stock options and restricted stock units ("RSUs") was allocated as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Cost of sales	$1,034	$632	$1,946	$1,266
Research and development, net	885	846	$1,823	1,746
Selling, general and administrative	5,159	3,881	$10,045	7,839

Total stock-based compensation expenses	$7,078	$5,359	$13,814	$10,851

A summary of stock option activity for the six months ended June 30, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2014	2,007,433	$29.66

Granted	48,534	93.74

Exercised	(224,258)	10.49

Forfeited	(23,444)	48.16

Options outstanding as of June 30, 2014	1,808,265	$33.52

Exercisable options as of June 30, 2014	1,015,343	$17.12

The outstanding options generally have a term of ten years from the grant date. Options granted become exercisable over the vesting period, which is normally a four-year period beginning on the grant date, subject to the employee's continuing service to the Company.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average grant date fair value of options that were granted during the six-month period ended June 30, 2014 was $43.35.

During the six-month periods ended June 30, 2014 and 2013, the Company issued 224,258 and 647,667 shares, respectively, upon the exercise of stock options. This resulted in an increase in equity of $2.4 million and $6.0 million for the six-month periods ended June 30, 2014 and 2013, respectively.

As of June 30, 2014, the unrecognized compensation cost related to all unvested stock options of $32.8 million is expected to be recognized as an expense over a weighted-average period of 1.5 years.

During the six months ended June 30, 2014, the Company granted 108,080 RSUs. The fair value of RSUs is determined based on the quoted price of the Company's common stock on the date of the grant.

As of June 30, 2014, the unrecognized compensation cost related to all unvested RSUs of $25.7 million is expected to be recognized as expense on a straight-line basis over a weighted-average period of 3.4 years.